Acquisitions and Collaborations - Additional Information (Detail) - USD ($) shares in Millions	1 Months Ended										2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Mar. 31, 2013	Jul. 31, 2012	May. 31, 2012	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquisitions And Collaborations [Line Items]
Research and development expenses												$ 286,000,000	$ 310,000,000	$ 682,000,000	$ 639,000,000		$ 820,000,000	$ 595,000,000	$ 581,000,000
Cash, net of cash acquired														1,118,000,000	185,000,000		197,000,000	163,000,000	163,000,000
Goodwill											$ 856,000,000	856,000,000		856,000,000			565,000,000	524,000,000	512,000,000
Unfunded milestone payments											2,200,000,000	2,200,000,000		2,200,000,000			2,300,000,000
Payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses																	242,000,000	80,000,000	126,000,000
Upfront payments to collaboration partners classified as R&D expense
Acquisitions And Collaborations [Line Items]
Research and development expenses																	100,000,000	63,000,000	113,000,000
Milestone Payments to Collaboration Partners Classified as R&D Expense
Acquisitions And Collaborations [Line Items]
Research and development expenses												15,000,000	$ 138,000,000	102,000,000	$ 198,000,000		117,000,000	15,000,000
Milestone Payments to Collaboration Partners Classified as R&D Expense | Subsequent Event
Acquisitions And Collaborations [Line Items]
Research and development expenses	$ 78,000,000
Chatham Therapeutics
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired						$ 70,000,000											70,000,000
Fair value of contingent payments						77,000,000											77,000,000
Intangible assets acquired																	74,000,000
Goodwill						73,000,000											73,000,000
Chatham Therapeutics | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired						$ 74,000,000
IPR&D completion term						10 years
Cash flow projections discount rate						12.00%
Chatham Therapeutics | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses										$ 30,000,000
Chatham Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment						$ 560,000,000
Chatham Therapeutics | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment						780,000,000
Chatham Therapeutics | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date						$ 130,000,000
AesRx LLC
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired					$ 15,000,000												15,000,000
Fair value of contingent payments					65,000,000												65,000,000
Intangible assets acquired																	78,000,000
Goodwill																	2,000,000
AesRx LLC | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired					78,000,000
Goodwill					$ 2,000,000
IPR&D completion term					5 years
Cash flow projections discount rate					15.50%
AesRx LLC | Maximum | Sales Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment					$ 550,000,000
AesRx LLC | Maximum | Development and Regulatory Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment					278,000,000
AesRx LLC | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Estimated R&D expenses until project completion as of acquisition date					$ 40,000,000
Inspiration Bio Pharmaceuticals Inc
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired																		51,000,000
Fair value of contingent payments																		269,000,000
Intangible assets acquired																		288,000,000
Goodwill								$ 7,000,000										7,000,000
Estimated fair value of contingent payment liabilities								269,000,000									386,000,000
Inspiration Bio Pharmaceuticals Inc | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Intangible assets acquired								$ 288,000,000
Cash flow projections discount rate								13.00%
Inspiration Bio Pharmaceuticals Inc | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Estimated fair value of contingent payment liabilities at acquisition date								$ 135,000,000
Merrimack Pharmaceuticals Collaboration | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses																	100,000,000
Merrimack Pharmaceuticals Collaboration | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment																	$ 870,000,000
CTI BioPharma Corp.
Acquisitions And Collaborations [Line Items]
Defined cost threshold that should be incurred to terminate arrangement							$ 125,000,000
Period after which company terminate the agreement at its convenience							18 months
Collaboration milestone payment			$ 32,000,000
CTI BioPharma Corp. | Common Stock
Acquisitions And Collaborations [Line Items]
Payments to acquire stock							$ 27,000,000											27,000,000
CTI BioPharma Corp. | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses																		$ 33,000,000
Shares of Common stock acquired							16											16
CTI BioPharma Corp. | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment																		$ 302,000,000
Coherus Biosciences, Inc | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses																		30,000,000
Coherus Biosciences, Inc | Maximum | Development And Regulatory Milestones [Member]
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment																		$ 169,000,000
Onconova Therapeutics | Preferred Stock
Acquisitions And Collaborations [Line Items]
Payments to acquire stock									$ 50,000,000
Shares of preferred stock acquired									3
Onconova Therapeutics | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses																			50,000,000
Onconova Therapeutics | Maximum | Development Regulatory And Commercial Milestone
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment																			783,000,000
Momenta Pharmaceuticals | Upfront payments to collaboration partners
Acquisitions And Collaborations [Line Items]
Research and development expenses																			33,000,000
Momenta Pharmaceuticals | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration contingent consideration potential cash payment																			$ 202,000,000
Oncaspar
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired														890,000,000
Intangible assets acquired		$ 781,000,000									781,000,000	781,000,000		781,000,000
Goodwill											213,000,000	213,000,000		$ 213,000,000
Percentage of shares acquired		100.00%
Annual sales																$ 100,000,000
Net sales											34,000,000
Acquisition related costs												17,000,000
Oncaspar | Developed Technology
Acquisitions And Collaborations [Line Items]
Intangible asset, amortization method														Straight-line basis
Intangible asset, estimated useful life		16 years												16 years
SuppreMol GmbH
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired														$ 228,000,000
Intangible assets acquired				$ 179,000,000							179,000,000	179,000,000		179,000,000
Goodwill											$ 83,000,000	83,000,000		$ 83,000,000
IPR&D completion term				5 years
Deferred tax asset				$ 17,000,000
Deferred tax liability				$ 52,000,000
SuppreMol GmbH | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Cash flow projections discount rate				20.00%
SuppreMol GmbH | Subsequent Event
Acquisitions And Collaborations [Line Items]
Cash, net of cash acquired				$ 225,000,000
SuppreMol GmbH | Minimum | In-process research and development (IPR&D)
Acquisitions And Collaborations [Line Items]
Projected research and development expenses				$ 400,000,000
SFJ Pharmaceuticals Group
Acquisitions And Collaborations [Line Items]
Contingent success payment description														The contingent success payments total approximately 5.5 times the incurred development costs
Contingent success payment period			8 years
Research and development expenses offset												$ 26,000,000		$ 35,000,000
SFJ Pharmaceuticals Group | Maximum
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding			$ 200,000,000													200,000,000
SFJ Pharmaceuticals Group | Maximum | Phase I development costs
Acquisitions And Collaborations [Line Items]
Business collaboration development cost funding			$ 50,000,000													$ 50,000,000